Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management [Abstract]
Schedule of geographical concentration of risks
	2022		2021		2020
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ’000%		USD ’000%		USD ’000%
Africa	32,692	6	27,749	5	20,956	5
Asia	54,684	9	55,816	10	37,398	8
Australasia	19,474	3	23,454	4	19,104	4
Caribbean Islands	30,438	5	30,244	6	15,964	3
Central America	25,332	4	28,166	5	37,442	8
Europe	51,734	9	48,780	9	59,972	13
Middle East	58,893	10	53,564	10	48,401	10
North America	61,646	11	32,773	6	22,553	5
South America	20,701	4	20,718	4	20,548	4
UK	189,975	33	197,090	36	158,381	34
Worldwide	36,278	6	27,228	5	26,554	6
	581,847		545,582		467,273

Schedule of line of business concentration of risk
	2022		2021		2020
	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage
	USD ’000%		USD ’000%		USD ’000%
Professional Lines	191,287	33	190,038	35	157,487	34
Financial Institutions	28,648	5	36,176	6	39,442	8
Marine Liability	3,666	1	3,339	1	4,613	1
Inherent Defects Insurance	8,608	1	9,978	2	8,935	2
Energy	117,322	20	104,015	19	91,742	19
Property	88,074	15	79,085	14	69,912	15
Engineering	31,208	5	31,137	6	17,924	4
Aviation	21,872	4	20,348	4	23,002	5
Ports & Terminals	27,263	5	29,600	5	25,875	6
Political Violence	11,461	2	9,263	2	8,271	2
Marine Cargo	10,533	2	5,091	1	752	-
Contingency	10,925	2	3,498	1	-	-
Reinsurance	30,980	5	24,014	4	19,318	4
	581,847		545,582		467,273

Schedule of sensitivities
	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
2022	7.5	47,955	(47,955)	33,647	(33,645)	(33,647)	33,645
2022	5	31,970	(31,970)	22,432	(22,430)	(22,432)	22,430

2021	7.5	41,368	(41,368)	30,063	(30,061)	(30,063)	30,061
2021	5	27,579	(27,579)	20,043	(20,040)	(20,043)	20,040

Schedule of maturities of the major classes of financial assets
	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total
2022 -	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Financial assets at FVTPL	-	-	-	25,438	25,438
Financial assets at FVOCI	73,591	356,179	59,311	18,209	507,290
Financial assets at amortized cost	1,994	-	-	-	1,994
Cash and term deposits	387,834	47,135	-	-	434,969
	463,419	403,314	59,311	43,647	969,691
2021 -

Financial assets at FVTPL	-	-	-	28,539	28,539
Financial assets at FVOCI	43,978	261,293	113,174	20,767	439,212
Financial assets at amortized cost	2,471	-	-	-	2,471
Cash and term deposits	368,024	54,088	-	-	422,112
	414,473	315,381	113,174	49,306	892,334

Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year
	Decrease in basis points	Effect on profit / Equity before tax for the year
		USD ’000
2022	- 25	(2,108)
	- 50	(4,215)

2021	- 25	(1,593)
	- 50	(3,186)

Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities
	Changes in currency rate to USD	Effect on profit/Equity before tax for the year
	%	USD ’000
2022
EUR	+10	146
GBP	+10	(4,079)

2021
EUR	+10	606
GBP	+10	(5,567)

Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ’000	USD ’000	USD ’000	USD ’000
2022
FVOCI - debts securities	486,574	2,507	-	489,081
Financial assets at amortized cost	-	1,994	-	1,994
Insurance receivables	-	116,319	68,528	184,847
Reinsurance share of outstanding claims	188,391	432	-	188,823
Deferred excess of loss premiums	-	19,671	-	19,671
Cash and cash equivalents	99,538	38,405	-	137,943
Term deposits	263,381	33,645	-	297,026
	1,037,884	212,973	68,528	1,319,385

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ’000	USD ’000	USD ’000	USD ’000
2021
FVOCI - debts securities	418,240	205	-	418,445
Financial assets at amortized cost	-	1,979	492	2,471
Insurance receivables	-	113,294	66,051	179,345
Reinsurance share of outstanding claims	181,379	869	-	182,248
Deferred excess of loss premiums	-	17,238	-	17,238
Cash and cash equivalents	220,095	22,051	-	242,146
Term deposits	130,860	49,106	-	179,966
	950,574	204,742	66,543	1,221,859

Schedule of distribution of bonds and debt securities with fixed interest rate
Rating grade	Bonds	Unquoted bonds	Total
	USD ’000	USD ’000	USD ’000
2022
AAA	4,628	-	4,628
AA	45,513	-	45,513
A	289,431	-	289,431
BBB	147,002	-	147,002
BB	203	-	203
Not rated	2,304	1,994	4,298
Total	489,081	1,994	491,075

Rating grade	Bonds	Unquoted bonds	Total
	USD ’000	USD ’000	USD ’000
2021
AAA	3,363	-	3,363
AA	20,803	-	20,803
A	220,258	-	220,258
BBB	166,789	-	166,789
BB	7,027	-	7,027
B	205	-	205
Not rated	-	2,471	2,471
Total	418,445	2,471	420,916

Schedule of geographical distribution of bonds and debt securities with fixed interest rate
Country	Total
2022	USD ’000

Australia	9,723
Bahrain	4,008
Belgium	956
Bermuda	1,998
Canada	11,563
Chile	461
China	48,300
Finland	3,568
France	24,001
Germany	17,146
Hong Kong	3,200
India	2,870
Italy	1,943
Japan	12,566
Jordan	2,923
KSA	14,528
Kuwait	1,763
Malaysia	6,415
Mexico	1,576
Netherlands	7,475
Norway	1,927
Qatar	42,474
Singapore	8,601
South Korea	11,554
Spain	6,240
Sweden	3,574
Switzerland	9,763
Taiwan	2,415
UAE	31,429
UK	50,697
USA	145,418
Total	491,075

Country	Total
2021	USD ’000

Australia	9,632
Bahrain	4,618
Belgium	1,112
Bermuda	2,301
Canada	8,384
China	51,664
Finland	2,951
France	11,266
Germany	17,483
India	3,206
Japan	11,951
Jordan	2,471
KSA	15,042
Kuwait	3,464
Luxembourg	687
Malaysia	6,574
Mexico	2,326
Netherlands	5,051
Oman	1,122
Qatar	47,700
Russia	1,948
Singapore	3,069
South Korea	7,635
Spain	1,377
Sweden	2,528
Switzerland	5,063
Taiwan	2,991
UAE	18,388
UK	51,049
USA	113,308
Virgin Islands (British)	4,555
Total	420,916

Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
2022		USD ’000	USD ’000

Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	-	389
Qatar Stock Exchange	+5%	46	46
Abu Dhabi Security Exchange	+5%	70	70
New York Stock Exchange	+5%	131	166
Kuwait Stock Exchange	+5%	-	7
London Stock Exchange	+5%	322	367
Other quoted	+5%	52	118

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
2021		USD ’000	USD ’000

Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	-	511
Qatar Stock Exchange	+5%	23	23
Abu Dhabi Security Exchange	+5%	76	76
New York Stock Exchange	+5%	175	202
Kuwait Stock Exchange	+5%	-	9
London Stock Exchange	+5%	330	382
Other quoted	+5%	782	871

Schedule of maturity profile of the Group's financial liabilities
	Less than one year	More than one year	Total
2022	USD ’000	USD ’000	USD ’000

Gross outstanding claims	268,356	366,214	634,570
Gross unearned premiums	268,010	86,022	354,032
Insurance payables	81,812	5,000	86,812
Other liabilities	27,057	2,181	29,238
Derivative financial liability*	-	10,005	10,005
Unearned commissions	15,927	881	16,808
Total liabilities	661,162	470,303	1,131,465

2021

Gross outstanding claims	210,691	365,208	575,899
Gross unearned premiums	251,691	77,035	328,726
Insurance payables	84,519	5,000	89,519
Other liabilities	26,357	3,071	29,428
Derivative financial liability*	-	12,938	12,938
Unearned commissions	12,285	1,440	13,725
Total liabilities	585,543	464,692	1,050,235

*	There is no contractual obligation to settle the Warrants in cash.

Schedule of maturity analysis of assets and liabilities
	2022
	Less than one year	More than one year	No term	Total
	USD ’000	USD ’000	USD ’000	USD ’000
ASSETS
Cash and cash equivalents	122,143	15,800	-	137,943
Term deposits	265,691	31,335	-	297,026
Insurance receivables	179,229	5,618	-	184,847
Investments	75,585	415,490	43,647	534,722
Investments in associates	-	-	6,049	6,049
Reinsurance share of outstanding claims	91,520	97,303	-	188,823
Reinsurance share of unearned premiums	67,772	2,747	-	70,519
Deferred excess of loss premiums	19,671	-	-	19,671
Deferred policy acquisition costs	45,961	23,431	-	69,392
Deferred tax assets	419	5,237	-	5,656
Other assets	14,325	-	-	14,325
Investment properties	-	-	15,119	15,119
Property, premises and equipment	-	13,448	-	13,448
Intangible assets	-	3,556	-	3,556
TOTAL ASSETS	882,316	613,965	64,815	1,561,096

LIABILITIES AND EQUITY
LIABILITIES
Gross outstanding claims	268,356	366,214	-	634,570
Gross unearned premiums	268,010	86,022	-	354,032
Insurance payables	81,812	5,000	-	86,812
Other liabilities	27,008	2,088	-	29,096
Derivative financial liability	-	10,005	-	10,005
Unearned commissions	15,927	881	-	16,808
TOTAL LIABILITIES	661,113	470,210	-	1,131,323
EQUITY
Common shares at par value	-	-	490	490
Share premium	-	-	159,918	159,918
Treasury shares	-	-	(14)	(14)
Foreign currency translation reserve	-	-	1,083	1,083
Fair value reserve	-	-	(38,979)	(38,979)
Retained earnings	-	-	307,275	307,275
TOTAL EQUITY	-	-	429,773	429,773

TOTAL LIABILITIES AND EQUITY	661,113	470,210	429,773	1,561,096

	2021
	Less than one year	More than one year	No term	Total
	USD ’000	USD ’000	USD ’000	USD ’000
ASSETS
Cash and cash equivalents	231,746	10,400	-	242,146
Term deposits	136,278	43,688	-	179,966
Insurance receivables	171,132	8,213	-	179,345
Investments	44,470	376,446	49,306	470,222
Investments in associates	-	-	5,693	5,693
Reinsurance share of outstanding claims	71,199	111,049	-	182,248
Reinsurance share of unearned premiums	59,235	4,889	-	64,124
Deferred excess of loss premiums	17,206	32	-	17,238
Deferred policy acquisition costs	43,785	21,057	-	64,842
Deferred tax assets	45	426	-	471
Other assets	9,942	-	-	9,942
Investment properties	-	-	16,308	16,308
Property, premises and equipment	-	14,859	-	14,859
Intangible assets	-	4,321	-	4,321
TOTAL ASSETS	785,038	595,380	71,307	1,451,725

LIABILITIES AND EQUITY
LIABILITIES
Gross outstanding claims	210,691	365,208	-	575,899
Gross unearned premiums	251,691	77,035	-	328,726
Insurance payables	84,519	5,000	-	89,519
Other liabilities	26,287	2,752	-	29,039
Derivative financial liability	-	12,938	-	12,938
Deferred tax liabilities	-	14	-	14
Unearned commissions	12,285	1,440	-	13,725
TOTAL LIABILITIES	585,473	464,387	-	1,049,860
EQUITY
Common shares at par value	-	-	489	489
Share premium	-	-	159,545	159,545
Foreign currency translation reserve	-	-	992	992
Fair value reserve	-	-	8,215	8,215
Retained earnings	-	-	232,624	232,624
TOTAL EQUITY	-	-	401,865	401,865

TOTAL LIABILITIES AND EQUITY	585,473	464,387	401,865	1,451,725

Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques
	2022
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	13,201	12,237	-	25,438
Quoted equities at FVOCI	10,845	-	-	10,845
Quoted bonds at FVOCI	100,966	388,115	-	489,081
Unquoted equities at FVOCI*	-	-	7,364	7,364
Investment properties	-	-	15,119	15,119
	125,012	400,352	22,483	547,847
Liabilities measured at fair value:
Derivative financial liability	-	10,005	-	10,005

	2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	14,162	14,377	-	28,539
Quoted equities at FVOCI	13,721	-	-	13,721
Quoted bonds at FVOCI	356,141	62,304	-	418,445
Unquoted equities at FVOCI*	-	-	7,046	7,046
Investment properties	-	-	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	-	12,938	-	12,938

*	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

Schedule of hierarchy for determining and disclosing the fair value
	2022	2021
	USD ’000	USD ’000

Balance at the beginning of the year	7,046	6,748
Total gains recognized in OCI	318	298
Balance at the end of the year	7,364	7,046